OPTIONS (Tables)	6 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
SCHEDULE OF SHARE OPTION ACTIVITY

The following table summarized the Company’s share option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years
Outstanding June 30, 2022	11,000	$30.0	-
Exercisable, June 30, 2022	11,000	$30.0	-
Granted	82,500	$20.0	-
Exercised	-	$-	-
Outstanding June 30, 2023	93,500	$20.0	5.03
Exercisable, June 30, 2023	25,000	$20.0	5.03
Granted	-
Forfeited	(18,500)	$-	-
Exercised	-	$-	-
Outstanding December 31, 2023	86,000	$20.0	4.07
Exercisable, December 31, 2023	25,000	$20.0	4.07